BUSINESS COMBINATION (Details 13) - C S N Cimentos Brasil S A [Member] R$ in Thousands	Aug. 31, 2022 BRL (R$)
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 496,445
Trade receivables	141,266
Inventories	272,106
Recoverable taxes	229,940
Deferred taxes	982,547
Other assets	147,565
Property, plant and equipment	3,185,975
Intangíible assets	7,429
Total assets acquired	5,463,273
Trade payables	510,522
Lease liabilities	43,978
Taxes payable	50,527
Salaries and social charges	32,324
Other payables	139,830
Taxes in installments	148,249
Legal Contingencies	491,114
Total liabilities assumed	1,416,544
Net equity acquired	4,046,729
Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	402,289
Intangíible assets	173,586
Total assets acquired	575,875
Net equity acquired	575,875
Total Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	496,445
Trade receivables	141,266
Inventories	272,106
Recoverable taxes	229,940
Deferred taxes	982,547
Other assets	147,565
Property, plant and equipment	3,588,264
Intangíible assets	181,015
Total assets acquired	6,039,148
Trade payables	510,522
Lease liabilities	43,978
Taxes payable	50,527
Salaries and social charges	32,324
Other payables	139,830
Taxes in installments	148,249
Legal Contingencies	491,114
Total liabilities assumed	1,416,544
Net equity acquired	R$ 4,622,604